Subsequent events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent events
35. Subsequent events
The following events occurred after December 31, 2021:
Amendment to the BCA
On December 16, 2020, the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement (the “Agreement”), pursuant to which an external consulting firm provides services to the Group relating to the strategic and operational advice until one or more contemplated share transactions (a “Liquidity Event” or “Liquidity Events”). As consideration for these services, the consulting firm is entitled to fees payable by Madeleine in cash and in shares based on the value of the Group in relation to future Liquidity Events. Refer to Note 10 for further details.
On July 28, 2021, Spartan and the Company signed a BCA. Madeleine and the external consulting firm are also parties to the BCA. On February 28, 2022, the BCA was amended whereby the parties modified the thresholds that determine whether the fees payable in cash to the external consulting firm will be paid in cash, shares or a combination of cash and shares, contingent upon the number of redemptions that will result from the Transaction. The amendment does not change the accounting treatment of the Agreement as disclosed in Note 10 of the consolidated financial statements for the year ended December 31, 2021, as the total Agreement is classified as an equity-settled share-based payment arrangement.
Merger between the Company and Spartan Acquisition Corp. III (“the Transaction”)
On July 28, 2021, the Company and Spartan signed a BCA. Prior to the Transaction, Spartan was listed on the NYSE in the United States (NYSE: SPAQ).
In connection with the merger, Athena Pubco B.V. — a private limited liability parent company (
besloten vennootschap met beperkte aansprakelijkheid
) under Dutch law — was incorporated by Madeleine Charging B.V. (the Company’s immediate parent entity) on June 3, 2021. This newly incorporated entity acquired 100% of the outstanding equity of the Company and Spartan. As a result of the merger, Spartan ceased to exist. The
Group
received €146 million ($161 million
3
) of gross proceeds
4
from a combination of a common stock PIPE offering of €136 million ($150 million
3
) at €9.05 ($10.00
3
) per share, along with €10 million ($11 million
3
) of cash held in trust by Spartan after redemptions. Meridiam — the existing shareholder of the Company — rolled 100% of its equity and, together with management and former advisors, retained 82% of the combined entity.

3	Translated at the EUR/USD exchange rate as at March 17, 2022.
4	Gross proceeds: not inclusive of transaction expenses.
On March 9, 2022, Spartan convened a special meeting of stockholders (“the Special Meeting”). At the Special Meeting, Spartan’s stockholders approved the business combination proposal.
On March 16, 2022 (“the closing date”), the following transactions occurred pursuant to the terms of the BCA:

•
Athena Pubco B.V. changed its legal form from a private limited liability company to a public limited liability company (
naamloze venootschap
), changed its name to Allego N.V. and entered into the Deed of Conversion containing the Articles of Association of Allego N.V.

•	The Group’s shareholder loans of €102,229 thousand have been converted into equity.

•	The Company consummated the previously announced business combination pursuant to the terms of the BCA and became a publicly traded company on the NYSE.
On March 17, 2022, trading in the new public company commenced on the NYSE. The new public company — Allego N.V. — trades under the Allego name under the ticker symbol “ALLG”.
Management has assessed the expected accounting treatment of the transaction on the Group’s consolidated financial statements. As Spartan does not constitute a business, the transaction is not in scope of IFRS 3
Business Combinations
. In accordance with an agenda decision of the IFRS Interpretations Committee, the transaction is in scope of IFRS 2
Share-based Payment
. The transaction will be accounted for as a recapitalization in which the Company will issue shares in exchange for the net assets of Spartan. The difference between the fair value of the shares issued by the Company and the fair value of the identifiable net assets of Spartan will be treated as costs for the service of obtaining a listing and expensed in the period in which the transaction closed.
Extension and exercise of purchase options to acquire an unlisted software company
On March 26, 2021, the Group entered into two option agreements to acquire 8.50% of the share capital of an unlisted software company (“the Target”) — a service provider for the Group’s EV Cloud platform — and 100% of a third-party company, which holds 42.0% of the share capital of the Target. The provisions of the shareholder’s agreement of the Target include drag-along rights. Consequently, the Group is required to acquire the remaining 49.50% of the share capital of the Target upon exercising its option rights, under similar terms and conditions as the original option agreements. On September 28, 2021, the Group extended the option agreements under similar terms and conditions as the original option agreements. After the extension, the options can be exercised up to and until February 28, 2022. The terms and conditions of the option agreements are disclosed in Note
18
.
On February 2, 2022, the Group extended the option agreements under similar terms and conditions as the original option agreements. After the extension, the options can be exercised up to and until April 30, 2022.
On April 30, 2022, the Group notified the Target that it intends to exercise its purchase options, subject to approval from the workers council and successful completion of negotiations with the current shareholders resulting in the signing of a Share Purchase Agreement.
Exclusion from the fiscal unity for Dutch corporate income tax purposes
The completion of the transaction will result in the exclusion of the Company and its Dutch wholly-owned subsidiaries from the Dutch Corporate Income Tax fiscal unity headed by Opera. The Company has prepared and filed a request for upfront certainty with the DTA regarding the consequences of the exclusion from the fiscal unity. The request was submitted on July 28, 2021. Refer to Note 27.3 for further details.
The Group has reached an agreement with the DTA on January 18, 2022 on this request. The agreement with the DTA is contingent upon the completion of the Transaction. The agreement with the DTA avoids potential discussions on the various tax topics that have been agreed upon. Additionally, the agreement will provide the
Group with tax certainty regarding the dissolution of the fiscal unity for Dutch corporate income tax purposes headed by Opera and the related Dutch corporate income tax considerations for the year ended December 31, 2018, up to and including the year ended December 31, 2021, and fiscal year 2022 until the moment of exclusion from the fiscal unity.
Control assessment of Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100% of the share capital of Mega-E. The exercise of the call option by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA and the call option can be exercised by the Group at the earliest on January 15, 2022, and within the six-month period thereafter.
The Group consummated the previously announced business combination pursuant to the terms of the BCA on March 16, 2022. Consequently, the Group has been able to exercise its call option right pursuant to the terms of the call option agreement since that date. Therefore, the Group has reassessed its control assessment over
Mega-E.
The call option provides the Group with potential voting rights, which are considered substantive as of March 16, 2022, because as of that date all conditions under the call option agreement have been met and the Group can exercise its rights. The Group concluded that these potential voting rights provide the Group with control over Mega-E.
Second Special Fees Agreement with an external consulting firm
On February 25, 2022, Madeleine entered into the second Special Fees Agreement with an external consulting firm (please refer to Note 10 for details on the first Special Fees Agreement), which was amended on March 10, 2022. In this second agreement and amendment, as consideration for services provided, the consulting firm is entitled to fees payable by Madeleine in cash based on the value of the Group in relation to future equity injections. On April 20, 2022, the board of Allego N.V. approved a resolution to novate the agreement from Madeleine to Allego N.V. The details of the novation of the agreement are currently being discussed.